Employee Benefits (Details) - Schedule of Defined Benefit Obligation - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Defined Benefit Obligation [Abstract]
Defined benefit obligation at beginning	SFr 3,544,161	SFr 4,677,632
Service costs	163,101	256,336
Plan participants’ contribution	130,875	154,116
Interest cost	76,139	13,762
Actuarial losses	104,860	(931,636)
Plan amendments
Benefits paid through pension assets	(78,957)	(626,049)
Defined benefit obligation at ending	3,940,179	3,544,161
Fair value of plan assets at beginning	3,207,955	4,009,313
Interest income	71,813	12,187
Return on plan assets excluding interest income	136,023	(490,359)
Employer contributions	130,875	154,116
Plan participants’ contributions	130,875	154,116
Benefits paid through pension assets	(78,957)	(626,049)
Administration expense	(5,033)	(5,369)
Fair value of plan assets at ending	3,593,551	3,207,955
Present value of funded defined benefit obligation	3,940,179	3,544,161
Fair value of plan assets	(3,593,551)	(3,207,955)
Net defined benefit liability	SFr 346,628	SFr 336,206